                             PENN SERIES FUNDS, INC.
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                      CERTIFICATION PURSUANT TO RULE 497(J)
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                          FILE NOS. 2-77284; 811-03459

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 56 to the Registration Statement for Penn Series Funds, Inc. (File No. 2-77284) electronically filed on April 27, 2005.

                                      PENN SERIES FUNDS, INC.
                                      BY: THE PENN MUTUAL LIFE INSURANCE COMPANY


Dated: May 4, 2005                           By: /s/ Kenneth J. Kussay
                                                 ------------------------
                                                 Kenneth J. Kussay